Earnings Per Equity Share - Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share - Computation of Basic Earnings Per Equity Share (Details) - USD ($)
$ / shares in Units, $ in Millions
12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Basic earnings per share [abstract]
Profit attributable to equity holders of the Company	$ 3,313	$ 3,158	$ 3,167
Weighted average number of equity shares outstanding used in computing basic earnings per equity share	4,112,814,745	4,141,611,738	4,138,568,090
Basic earnings per equity share	$ 0.81	$ 0.76	$ 0.77